Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	October 2012
Distribution Date	11/15/2012
Transaction Month	13
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 16, 2011
Closing Date:	October 5, 2011

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:	$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%	October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%	July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%	December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%	February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$173,002,830.43	0.5492153	$147,709,577.08	0.4689193	$25,293,253.34
Class A-3 Notes	$270,000,000.00	1.0000000	$270,000,000.00	1.0000000	$-
Class A-4 Notes	$189,260,000.00	1.0000000	$189,260,000.00	1.0000000	$-
Total Securities	$632,262,830.43	0.6295808	$606,969,577.08	0.6043949	$25,293,253.34

Weighted Avg. Coupon (WAC)	4.37%		4.37%
Weighted Avg. Remaining Maturity (WARM)	44.51		43.61
Pool Receivables Balance	$721,628,653.62		$692,353,104.41
Remaining Number of Receivables	52,704		51,768

Adjusted Pool Balance	$708,287,403.94		$679,707,456.66

III. COLLECTIONS

Principal:
Principal Collections	$28,206,398.82
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$524,024.60
Total Principal Collections	$28,730,423.42

Interest:
Interest Collections	$2,615,254.73
Late Fees & Other Charges	$44,248.61
Interest on Repurchase Principal	$-
Total Interest Collections	$2,659,503.34

Collection Account Interest	$3,514.87
Reserve Account Interest	$744.68
Servicer Advances	$-

Total Collections	$31,394,186.31

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	October 2012
Distribution Date	11/15/2012
Transaction Month	13
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$31,394,186.31
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$31,394,186.31

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$601,357.21		$601,357.21	$601,357.21
Collection Account Interest					$3,514.87
Late Fees & Other Charges					$44,248.61
Total due to Servicer					$649,120.69

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$89,384.80		$89,384.80
Class A-3 Notes		$186,750.00		$186,750.00
Class A-4 Notes		$205,031.67		$205,031.67

Total interest:		$481,166.47		$481,166.47	$481,166.47

Available Funds Remaining:					$30,263,899.15

3. Principal Distribution Amount:					$25,293,253.34

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$25,293,253.34
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		25,293,253.34		$25,293,253.34
Total Noteholders Principal				$25,293,253.34

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					4,970,645.81

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$13,341,249.68
Beginning Period Amount	$13,341,249.68
Current Period Amortization	$695,601.93
Ending Period Required Amount	$12,645,647.75
Ending Period Amount	$12,645,647.75
Next Distribution Date Required Amount	$11,970,834.66

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$76,024,573.51	$72,737,879.58	$72,737,879.58
Overcollateralization as a % of Adjusted Pool	10.73%	10.70%	10.70%

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	October 2012
Distribution Date	11/15/2012
Transaction Month	13
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.83%	51,160	98.56%	$682,414,723.27
30 - 60 Days	0.97%	500	1.18%	$8,156,364.50
61 - 90 Days	0.17%	88	0.20%	$1,413,311.93
91 + Days	0.04%	20	0.05%	$368,704.71
		51,768		$692,353,104.41
Total
Delinquent Receivables 61 + days past due	0.21%	108	0.26%	$1,782,016.64
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.22%	116	0.28%	$2,054,829.77
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.24%	129	0.29%	$2,203,557.78
Three-Month Average Delinquency Ratio	0.22%		0.28%

Repossession in Current Period		45		$736,186.59
Repossession Inventory		58		$578,746.52

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,069,150.39
Recoveries				$(524,024.60)
Net Charge-offs for Current Period				$545,125.79

Beginning Pool Balance for Current Period				$721,628,653.62

Net Loss Ratio				0.91%
Net Loss Ratio for 1st Preceding Collection Period				0.65%
Net Loss Ratio for 2nd Preceding Collection Period				0.24%
Three-Month Average Net Loss Ratio for Current Period				0.60%

Cumulative Net Losses for All Periods				$3,598,833.65
Cumulative Net Losses as a % of Initial Pool Balance				0.32%

Principal Balance of Extensions				$3,348,702.61
Number of Extensions				188

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